FINANCE RESULT (Tables)	12 Months Ended
Dec. 31, 2022
FINANCE RESULT
Summary of financial income and expenses

The details of financial income and expenses are as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Cost of gross debt
Interest on debt	(4,464,754)	(3,162,853)	(2,148,322)
Monetary and exchange rate variation	549,682	(1,069,157)	(3,253,446)
Derivatives and fair value measurement	(4,203,149)	2,193,855	3,918,848
Amortization of borrowing costs	(244,344)	(341,034)	(58,732)
Guarantees and warranties	(41,505)	(52,082)	(56,079)
	(8,404,070)	(2,431,271)	(1,597,731)
Income from financial investment and exchange rate in cash and cash equivalents	1,788,477	600,894	369,690
Changes in fair value of investments in listed entities (i)	3,385,047	—	—
	5,173,524	600,894	369,690
Cost of debt, net	(3,230,546)	(1,830,377)	(1,228,041)

Other charges and monetary variations
Interest on other receivables	355,634	411,394	201,060
Monetary variation of other financial assets	(1,405)	(372)	—
Interest on other payables	(454,373)	(424,946)	(16,293)
Interest on lease	(374,177)	(407,972)	(595,482)
Interest on shareholders' equity	33,134	(8,288)	(4,959)
Interest on contingencies and contracts	(593,144)	(315,620)	(234,368)
Bank charges and other	(145,200)	(96,983)	(75,408)
Foreign exchange, net	(747,859)	115,607	(30,505)
	(1,927,390)	(727,180)	(755,955)
Finance results, net	(5,157,936)	(2,557,557)	(1,983,996)
Reconciliation
Finance expense	(4,706,535)	(2,527,506)	(4,727,561)
Finance income	5,777,521	1,258,441	407,710
Foreign exchange, net	260,746	(1,099,536)	(3,258,656)
Derivatives	(6,489,668)	(188,956)	5,594,511
Finance results, net	(5,157,936)	(2,557,557)	(1,983,996)

(i)           Changes in fair value recognized in profit or loss based on the market value of Vale's shares, as per Note 1.3.